Net Loss Per Unit (Tables) - Manscaped Holdings, LLC [Member]	9 Months Ended
Sep. 30, 2021
Net Loss Per Unit (Tables) [Line Items]
Schedule of basic and diluted net loss per unit
	Nine Months Ended September 30,
	2021	2020
Numerator (in thousands):
Net loss	$(263,224)	$(38,788)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature	—	(2,131)
Net loss attributable to common unit holders – basic and diluted	$(263,224)	$(40,919)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$(41.13)	$(6.39)

Schedule of diluted net loss per unit
	September 30,
	2021	2020
Incentive units	17,059,923	18,084,825
Series A preferred units, if-converted basis	9,810,330	6,824,112
Convertible debt, if-converted basis	—	1,046,943
Total	26,870,253	25,955,880